Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Mar. 31, 2026
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Carrying Amounts of Assets Pledged as Collateral
The carrying amounts of assets pledged as collateral at March 31, 2026 and 2025 were as follows:

	At March 31,
	2026	2025

	(In millions)
Cash and deposits with banks	¥38,417	¥20,743
Trading assets	4,095,207	3,092,903
Debt instruments at amortized cost	4,015,495	131,850
Debt instruments at fair value through other comprehensive income	13,168,349	21,515,026
Equity instruments at fair value through other comprehensive income	8,160	6,377
Loans and advances	10,397,341	11,281,302
Others	2,607,354	2,102,009
Total	¥34,330,323	¥38,150,210